Cash, Cash Equivalents and Marketable Securities - Schedule of Cash, Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Equivalents and Marketable Securities
Cash Equivalents, Amortized Cost			$ 173,984
Cash Equivalents, Fair value			173,984
Cash Equivalents and Marketable Securities, Amortized Cost	$ 113,172	$ 143,486
Cash Equivalents and Marketable Securities, Unrealized Losses	(273)	(79)
Cash Equivalents and Marketable Securities, Fair Value	112,899	143,407
Corporate Debt Securities – Due in One Year or Less
Cash Equivalents and Marketable Securities
Marketable Securities, Amortized Cost	28,915	30,100
Marketable Securities, Unrealized Losses	(111)	(12)
Marketable Securities, Fair Value	28,804	30,088
Us Treasury Obligation – Due in One Year or Less
Cash Equivalents and Marketable Securities
Marketable Securities, Amortized Cost	12,000	8,000
Marketable Securities, Unrealized Losses	(118)	(21)
Marketable Securities, Fair Value	11,882	7,979
Corporate Debt Securities – Due in More than One Year to Five Years
Cash Equivalents and Marketable Securities
Marketable Securities, Amortized Cost	2,682	9,085
Marketable Securities, Unrealized Losses	(44)	(33)
Marketable Securities, Fair Value	2,638	9,052
US Treasury Obligation – Due in More Than One Year to Five Years
Cash Equivalents and Marketable Securities
Marketable Securities, Amortized Cost		3,999
Marketable Securities, Unrealized Losses		(13)
Marketable Securities, Fair Value		3,986
Cash and money market funds
Cash Equivalents and Marketable Securities
Cash Equivalents, Amortized Cost	69,575	92,302	173,984
Cash Equivalents, Fair value	$ 69,575	$ 92,302	$ 173,984